RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders.
Zhenjiang Daqo Solar Co. Ltd.(“Zhenjiang Daqo”)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo New Energy Co., Ltd.(“Nanjing Daqo”)	An affiliated company which was 100% held by the Group before September 28, 2012 and is 100% held by Daqo Group since September 28, 2012
Xinjiang Daqo Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group
Daqo New Material Co., Ltd. ("Daqo New Material")	An affiliated company which is 100% held by Daqo Group, and was consolidated by the Company as VIE on December 31, 2013
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd. (“Zhenjiang Moeller”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Apparatus Co., Ltd. (“Intelligent Apparatus”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Software Co., Ltd. (“Intelligent Software”)	An affiliated company which is 100% held by Daqo Group
Shanghai Sailfar Electric Technology Co., Ltd. (“Daqo Sailfar”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daquan High Voltage Switchgear Co., Ltd.( “Jiangsu Daquan High Voltage”)	An affiliated company which is 75% held by Daqo Group
Jiangsu Daqo Kai-fan Electric Co., Ltd. ( “Jiangsu Daqo Kai-fan”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. ( “Zhenjiang Electric”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo ETE Electronic Systerm Co., Ltd.(“Jiangsu Daqo ETE Electronic”)	An affiliated company which is 75% held by Daqo Group
Jiangsu Daquan Kai-fan Switchgear Co., Ltd (“Jiangsu Daquan Kai-fan Switchgear”)	An affiliated company which is 100% held by Daqo Group
Nanjing Yidian Huichuang information technology Co., Ltd (“Nanjing Yidian”)	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balances due from related parties mainly included the amount due from Zhenjiang Daqo for sales of wafer and polysilicon. The balances are as follows:

	December 31,
	2016	2017
Amounts due from related parties
Zhenjiang Daqo	$1,449,824	$8,585,337
Others	78,888	412,102
Total	$1,528,712	$8,997,439

The balances due to related parties mainly included payables to Chongqing Daqo Tailai and Nanjing Daqo Transformer for purchases of machines for polysilicon expansion, and payables to Daqo New Material for rental expenses as of December 31, 2017.

The balances are payable on demand and are as follows:

	December 31,
	2016	2017
Amounts due to related parties
Daqo Group	$15,076,133	$6,075
Daqo New Material	8,323,271	6,014,190
Xinjiang Daqo Investment	79,197	84,541
Chongqing Daqo Tailai	2,107,488	494,954
Nanjing Daqo Transformer	1,022,075	168,774
Others	221,441	1,364

Total	$26,829,605	$6,769,898

The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2015	2016	2017
Daqo Group	Proceeds from interest free loans	15,043,550	—	2,696,513
	Repayment of interest free loans	20,217,257	10,974,807	2,696,513
	Repayment of interest bearing loan	—	15,059,000	15,495,451
	Interest charged	—	850,380	440,368
	Rental expense	—	27,997	37,756
Zhenjiang Daqo	Sales	11,111,239	11,194,197	13,442,273
Daqo Solar	Sales	783,705	—	—
	Proceeds from interest free loans	127,060,826	60,300,896	40,089,689
	Repayment of interest free loans	151,990,672	68,766,506	40,388,195
Nanjing Daqo	Proceeds from interest free loans	13,456,861	—	—
	Repayment of interest free loans	13,456,861	—	—
Xinjiang Daqo Investment	Proceeds from interest free loans	72,946,700	56,270,085	14,356,000
	Repayment of interest free loans	73,252,506	38,715,449	14,356,000
Daqo New Material	Proceeds from interest free loans	11,082,241	9,607,344	6,029,877
	Repayment of interest free loans	11,285,114	12,262,592	10,818,493
	Purchase-Fixed assets	—	—	7,390,693
	Rental expense	1,050,661	993,894	976,800
Chongqing Daqo Tailai	Purchase-Fixed assets	375,528	3,534,248	715,361
	Purchase-Raw material	9,938	—	—
	Income from disposal of fixed assets	6,458	—	—
	Proceeds from interest free loans	6,367,640	222,517	—
	Repayment of interest free loans	6,367,640	2,684,783	—
Others subsidiaries under Daqo Group	Repayment of interest free loans	5,296	—	—
	Purchase-Fixed assets	3,488,330	2,120,768	80,240
	Purchase-Raw material	22,817	129,219	17,651
Total	Sales	$11,894,944	$11,194,197	$13,442,273
	Income from disposal of fixed assets	$6,458	$—	$—
	Purchase-Fixed assets	$3,863,858	$5,655,016	$8,186,294
	Purchase-Raw material	$32,755	$129,219	$17,651
	Rental expense	$1,050,661	$1,021,891	$1,014,556
	Interest expense	$—	$850,380	440,368
	Proceeds from related parties loans	$245,957,818	$126,400,842	$63,172,079
	Repayment of related parties loans	$276,575,346	$148,463,137	$83,754,652